SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Intangible Assets Useful Lives) (Details)	12 Months Ended
Dec. 31, 2015
GIS Database [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets finite lived, useful life	10 years
Brand Name [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets finite lived, useful life	15 years
Others [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets finite lived, useful life	3 years
Others [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets finite lived, useful life	10 years